Short term borrowings (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Short term borrowings
Short-term borrowings	¥ 2,283,307,000	¥ 3,218,566,000
Restricted cash	¥ 2,248,938,000	¥ 3,367,396,000
Weighted average
Short term borrowings
Interest rate (in percent)	4.15%	4.64%
Secured
Short term borrowings
Short-term borrowings	¥ 2,042,596,000	¥ 2,958,342,000
Secured | Mr. Xi Wang
Short term borrowings
Short-term borrowings	18,300,000	18,347,000
Secured | Beijing Haidian
Short term borrowings
Short-term borrowings	10,000,000	10,014,000
Unsecured
Short term borrowings
Short-term borrowings	240,711,000	260,224,000
Borrowings secured by restricted cash
Short term borrowings
Short-term borrowings	2,011,296,000	2,929,981,000
Restricted cash	2,108,848,000	¥ 3,263,466,000
Borrowings guaranteed by the accounts receivable | BER Technology
Short term borrowings
Short-term borrowings	¥ 3,000,000